Stock Options (Tables)	12 Months Ended
Aug. 31, 2021
Stock Options
Schedule of exercise price
Quantity	Exercise Price $	Life (Years)
3,400	4.80	5
12,000	5.04	5
43,500	5.31	5
26,000	5.83	5
84,900	5.41	5
Quantity		Exercise Price $	Life (Years)
33,333		16.50	5
2,000		12.90	5
18,333		14.10	5
84,600		9.60	5
23,334		10.20	5
161,600	(1)	11.66	5

Schedule of stock options
	Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value $
Balance August 31, 2019	166,767	21.30
Expired/Cancelled	(149,430)	29.51
Exercised	(7,333)	4.09
Granted	161,600	11.66
Balance August 31, 2020	171,604	11.17
Expired/Cancelled	(50,344)	10.76
Granted	84,900	5.41
Balance August 31, 2021 (Outstanding)	206,170	7.36	4.45	68,713
Balance August 31, 2021 (Exercisable)	189,003	7.31	4.44	54,723

Schedule of fair value of options granted
	August 31 2021	August 31 2020
Expected volatility	133% –134%	95% – 96%
Risk-free interest rate	0.42% – 0.85%	0.35% – 1.66%
Expected life	5 years	5 years
Dividend yield	0%	0%
Estimated fair value per option	$4.00 – $4.86	$9.30-$16.20